Leases - Supplemental cash flow information (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Cash payments for operating leases	$ 233	¥ 1,620